Pay vs Performance Disclosure - USD ($)	6 Months Ended	12 Months Ended
	Dec. 31, 2023	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay Versus Performance

As required by the Dodd-Frank Act and the SEC’s implementing rules, we are providing the following information about the relationship between executive compensation actually paid (“CAP”) and certain measures of financial performance. CAP is calculated in accordance with SEC rules and does not reflect the actual amount of compensation earned or paid during the applicable year. For further information concerning the Company’s compensation philosophy and how the Company seeks to align executive compensation with its performance, see the “Compensation Discussion and Analysis” section above.

The following table sets forth, for the six-month transition period ended December 31, 2023 (“TP”) and each of the fiscal years ended June 30, 2023, 2022 and 2021 (“FY 2023,” “FY 2022” and “FY 2021,” respectively), the total compensation, as reported in the “Summary Compensation Table” (“SCT”), of our principal executive officer (“PEO”) and, on average, of our NEOs other than the PEO (the “Non-PEO NEOs”), as well as the CAP to our PEO and average CAP to the Non-PEO NEOs. The table also provides information on our total stockholder return (“TSR”) and the TSR of our selected peer group, our net income, and our adjusted pre-tax, pre-provision (“PTPP”) income, which represents our company-selected measure per SEC rules.

							Period-end value of $100
	SCT Total	SCT Total	CAP for	CAP for	Average SCT	Average CAP	invested on 06/30/20			Adjusted PTPP
	for Dana L.	for C. Hunter	Dana L.	C. Hunter	Total for Non-	for Non-PEO	HTBI	Index	Net Income	Income
Period	Stonestreet(1)	Westbrook(1)	Stonestreet(2)	Westbrook(2)	PEO NEOs(1)	NEOs(2)	TSR(3)	TSR(4)	(in millions)	(in millions)(5)
TP	$ ---	$478,725	$ ---	$524,060	$417,740	$460,827	$168.25	$147.02	$28.3	$39.2
FY 2023	838,177	1,243,696	794,485	1,141,284	510,914	477,988	136.46	125.50	44.6	70.1
FY 2022	1,087,016	---	993,523	---	566,687	530,242	160.63	135.86	35.7	44.7
FY 2021	1,179,044	---	1,851,934	---	506,886	661,198	177.11	168.37	15.7	36.2

(1)	For the six-month transition period ended December 31, 2023, Mr. Westbrook was the only person who served as our PEO. For the fiscal year ended June 30, 2023, Messrs. Westbrook and Stonestreet served as our PEO for different portions of the year. For the fiscal years ended June 30, 2022 and 2021, Mr. Stonestreet was the only person who served as our PEO.
The Non-PEO NEOs for the six-month transition period ended December 31, 2023 include Mr. VunCannon, Ms. Powell, Mr. Sprink, Ms. Pelletier and Mr. Stonestreet. The Non-PEO NEOs for the fiscal year ended June 30, 2023 include Mr. VunCannon, Ms. Powell, Mr. Sprink and Keith J. Houghton. The Non-PEO NEOs for the fiscal year ended June 30, 2022 include Mr. Westbrook, Mr. VunCannon, W. Mark DeMarcus and Ms. Powell. The Non-PEO NEOs for the fiscal year ended June 30, 2021 include Mr. Westbrook, Mr. VunCannon, Marty T. Caywood, Mr. Houghton and Paula C. Labian.
The dollar amounts reported are total compensation in the SCT for the PEO and the average for the Non-PEO NEOs for each reported period.
(2)	These dollar amounts do not reflect actual amounts of compensation paid during the covered period, but reflect adjustments for (i) the period-end fair values of unvested equity awards granted in the covered period, (ii) the period-over-period difference of period-end fair values for unvested awards granted in prior periods, (iii) the fair values at vest date for awards granted and vested in the covered period, (iv) the difference between prior period-end fair values and vest date fair values for awards granted in prior periods that vested at the end of or during the covered period and (v) the fair value at the end of the prior period of any awards granted in a prior period that failed to meet the applicable vesting conditions (i.e., were forfeited) during the covered period. In addition, adjustments were made for the change in the actuarial present value of the NEO’s accumulated benefit under the SERP reported in the SCT and the current period service cost (which was zero, as all SERP benefits were fully vested).
(3)	Reflects the cumulative TSR of HomeTrust Bancshares, Inc. (“HTBI”) over the three and a half-year period ended December 31, 2023. The reporting is based on a theoretical $100 invested on the last day of the fiscal year ended December 31, 2020 and valued as of the last trading day of the fiscal years ended June 30, 2021, 2022, and 2023 and the six-month transition period ended December 31, 2023. These calculated values were obtained from the S&P Cap IQ database.
(4)	(2) Reflects the three and a half-year cumulative TSR of the S&P US BMI Bank Index, calculated in the same manner as the HTBI TSR. This is the same peer group used by the Company in the Stockholder Return Performance Graph in its Transition Report on Form 10-KT for the transition period from July 1, 2023 to December 31, 2023.
(5)	Net income as reported in the Company’s SEC filings, adjusted for the provision for credit losses, income tax expense, and any one-time or nonrecurring items (e.g., merger-related expenses, gain/loss on sale of securities or fixed assets, etc.). Refer to the “Executive Compensation Program in Detail” subsection of the “Compensation Discussion and Analysis” section of the Company’s proxy statements for each period covered by this disclosure for additional detail on the calculation of adjusted PTPP income for the periods included above.

Calculation of Compensation Actually Paid (“CAP”)

To calculate the CAP for our PEO and the average CAP for our Non-PEO NEOs in the table above, the following adjustments were made to total compensation as reported in the SCT for each covered period.

	TP		FY 2023			FY 2022		FY 2021
	C. Hunter Westbrook	Non-PEO NEOs	Dana L. Stonestreet	C. Hunter Westbrook	Non-PEO NEOs	Dana L. Stonestreet	Non-PEO NEOs	Dana L. Stonestreet	Non-PEO NEOs
Total compensation from SCT	$478,725	$417,740	$838,177	$1,243,696	$510,914	$1,087,016	$566,687	$1,179,044	$506,886
Adjustment for SERP	---	(7,437)	(14,455)	---	---	(13,766)	(5,553)	(76,343)	---
Adjustments for equity awards
Grant date fair values in the SCT	---	---	---	(288,939)	(82,329)	(154,461)	(106,695)	(162,182)	(48,173)
Period-end fair value of unvested awards granted in covered period	---	---	---	219,888	62,654	123,175	83,232	197,420	58,646
Period-over-period difference of period end fair values of unvested awards granted in prior periods	16,001	27,888	(49,332)	(47,385)	(16,980)	(88,442)	(26,198)	592,441	138,681
Difference in fair values between prior period-end fair values and vest date fair values for awards granted in prior periods that vested at end of or during covered period	29,334	22,636	20,095	14,024	3,729	40,001	18,769	121,554	31,669
Forfeitures during covered period equal to prior period end fair value of awards granted in prior periods	---	---	---	---	---	---	---	---	(26,511)
Total adjustments for equity awards	45,335	50,524	(29,237)	(102,412)	(32,926)	(79,727)	(30,892)	749,233	154,312
CAP (as calculated)	$524,060	$460,827	$794,485	$1,141,284	$477,988	$993,523	$530,242	$1,851,934	$661,198

Company Selected Measure Name	adjusted PTPP income
Named Executive Officers, Footnote	(1)For the six-month transition period ended December 31, 2023, Mr. Westbrook was the only person who served as our PEO. For the fiscal year ended June 30, 2023, Messrs. Westbrook and Stonestreet served as our PEO for different portions of the year. For the fiscal years ended June 30, 2022 and 2021, Mr. Stonestreet was the only person who served as our PEO. The Non-PEO NEOs for the six-month transition period ended December 31, 2023 include Mr. VunCannon, Ms. Powell, Mr. Sprink, Ms. Pelletier and Mr. Stonestreet. The Non-PEO NEOs for the fiscal year ended June 30, 2023 include Mr. VunCannon, Ms. Powell, Mr. Sprink and Keith J. Houghton. The Non-PEO NEOs for the fiscal year ended June 30, 2022 include Mr. Westbrook, Mr. VunCannon, W. Mark DeMarcus and Ms. Powell. The Non-PEO NEOs for the fiscal year ended June 30, 2021 include Mr. Westbrook, Mr. VunCannon, Marty T. Caywood, Mr. Houghton and Paula C. Labian.
Peer Group Issuers, Footnote	(3)Reflects the cumulative TSR of HomeTrust Bancshares, Inc. (“HTBI”) over the three and a half-year period ended December 31, 2023. The reporting is based on a theoretical $100 invested on the last day of the fiscal year ended December 31, 2020 and valued as of the last trading day of the fiscal years ended June 30, 2021, 2022, and 2023 and the six-month transition period ended December 31, 2023. These calculated values were obtained from the S&P Cap IQ database.(4)(2) Reflects the three and a half-year cumulative TSR of the S&P US BMI Bank Index, calculated in the same manner as the HTBI TSR. This is the same peer group used by the Company in the Stockholder Return Performance Graph in its Transition Report on Form 10-KT for the transition period from July 1, 2023 to December 31, 2023.
Adjustment To PEO Compensation, Footnote

Calculation of Compensation Actually Paid (“CAP”)

To calculate the CAP for our PEO and the average CAP for our Non-PEO NEOs in the table above, the following adjustments were made to total compensation as reported in the SCT for each covered period.

	TP		FY 2023			FY 2022		FY 2021
	C. Hunter Westbrook	Non-PEO NEOs	Dana L. Stonestreet	C. Hunter Westbrook	Non-PEO NEOs	Dana L. Stonestreet	Non-PEO NEOs	Dana L. Stonestreet	Non-PEO NEOs
Total compensation from SCT	$478,725	$417,740	$838,177	$1,243,696	$510,914	$1,087,016	$566,687	$1,179,044	$506,886
Adjustment for SERP	---	(7,437)	(14,455)	---	---	(13,766)	(5,553)	(76,343)	---
Adjustments for equity awards
Grant date fair values in the SCT	---	---	---	(288,939)	(82,329)	(154,461)	(106,695)	(162,182)	(48,173)
Period-end fair value of unvested awards granted in covered period	---	---	---	219,888	62,654	123,175	83,232	197,420	58,646
Period-over-period difference of period end fair values of unvested awards granted in prior periods	16,001	27,888	(49,332)	(47,385)	(16,980)	(88,442)	(26,198)	592,441	138,681
Difference in fair values between prior period-end fair values and vest date fair values for awards granted in prior periods that vested at end of or during covered period	29,334	22,636	20,095	14,024	3,729	40,001	18,769	121,554	31,669
Forfeitures during covered period equal to prior period end fair value of awards granted in prior periods	---	---	---	---	---	---	---	---	(26,511)
Total adjustments for equity awards	45,335	50,524	(29,237)	(102,412)	(32,926)	(79,727)	(30,892)	749,233	154,312
CAP (as calculated)	$524,060	$460,827	$794,485	$1,141,284	$477,988	$993,523	$530,242	$1,851,934	$661,198

Non-PEO NEO Average Total Compensation Amount	$ 417,740	$ 510,914	$ 566,687	$ 506,886
Non-PEO NEO Average Compensation Actually Paid Amount	$ 460,827	477,988	530,242	661,198
Adjustment to Non-PEO NEO Compensation Footnote

Calculation of Compensation Actually Paid (“CAP”)

To calculate the CAP for our PEO and the average CAP for our Non-PEO NEOs in the table above, the following adjustments were made to total compensation as reported in the SCT for each covered period.

	TP		FY 2023			FY 2022		FY 2021
	C. Hunter Westbrook	Non-PEO NEOs	Dana L. Stonestreet	C. Hunter Westbrook	Non-PEO NEOs	Dana L. Stonestreet	Non-PEO NEOs	Dana L. Stonestreet	Non-PEO NEOs
Total compensation from SCT	$478,725	$417,740	$838,177	$1,243,696	$510,914	$1,087,016	$566,687	$1,179,044	$506,886
Adjustment for SERP	---	(7,437)	(14,455)	---	---	(13,766)	(5,553)	(76,343)	---
Adjustments for equity awards
Grant date fair values in the SCT	---	---	---	(288,939)	(82,329)	(154,461)	(106,695)	(162,182)	(48,173)
Period-end fair value of unvested awards granted in covered period	---	---	---	219,888	62,654	123,175	83,232	197,420	58,646
Period-over-period difference of period end fair values of unvested awards granted in prior periods	16,001	27,888	(49,332)	(47,385)	(16,980)	(88,442)	(26,198)	592,441	138,681
Difference in fair values between prior period-end fair values and vest date fair values for awards granted in prior periods that vested at end of or during covered period	29,334	22,636	20,095	14,024	3,729	40,001	18,769	121,554	31,669
Forfeitures during covered period equal to prior period end fair value of awards granted in prior periods	---	---	---	---	---	---	---	---	(26,511)
Total adjustments for equity awards	45,335	50,524	(29,237)	(102,412)	(32,926)	(79,727)	(30,892)	749,233	154,312
CAP (as calculated)	$524,060	$460,827	$794,485	$1,141,284	$477,988	$993,523	$530,242	$1,851,934	$661,198

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table

Performance Measures

As required by SEC rules, the following have been identified as the three most important financial performance measures used by our Compensation Committee to link CAP to our NEOs for the six-month transition period ended December 31, 2023 to Company performance. The company-selected measure is denoted with an asterisk.

●	adjusted PTPP income*

●	efficiency ratio

●	relative return on average assets – peer group ranking

Total Shareholder Return Amount	$ 168.25	136.46	160.63	177.11
Peer Group Total Shareholder Return Amount	147.02	125.5	135.86	168.37
Net Income (Loss)	$ 28,300,000	$ 44,600,000	$ 35,700,000	$ 15,700,000
Company Selected Measure Amount	39,200,000	70,100,000	44,700,000	36,200,000
Measure:: 1
Pay vs Performance Disclosure
Name	adjusted PTPP income
Non-GAAP Measure Description	(5)Net income as reported in the Company’s SEC filings, adjusted for the provision for credit losses, income tax expense, and any one-time or nonrecurring items (e.g., merger-related expenses, gain/loss on sale of securities or fixed assets, etc.). Refer to the “Executive Compensation Program in Detail” subsection of the “Compensation Discussion and Analysis” section of the Company’s proxy statements for each period covered by this disclosure for additional detail on the calculation of adjusted PTPP income for the periods included above.
Measure:: 2
Pay vs Performance Disclosure
Name	efficiency ratio
Measure:: 3
Pay vs Performance Disclosure
Name	relative return on average assets – peer group ranking
Dana L. Stonestreet [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount		$ 838,177	$ 1,087,016	$ 1,179,044
PEO Actually Paid Compensation Amount		$ 794,485	$ 993,523	$ 1,851,934
PEO Name		Stonestreet	Stonestreet	Stonestreet
Dana L. Stonestreet [Member] | Adjustment for SERP [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		$ (14,455)	$ (13,766)	$ (76,343)
Dana L. Stonestreet [Member] | Total Net Adjustments For Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(29,237)	(79,727)	749,233
Dana L. Stonestreet [Member] | Equity Awards Value In Summary Compensation Table (Grant Date Value) [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(154,461)	(162,182)
Dana L. Stonestreet [Member] | Year-end Fair Value Of Awards Granted In The Current Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			123,175	197,420
Dana L. Stonestreet [Member] | Change In Fair Value Of Outstanding And Unvested Awards Granted In Prior Fiscal Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(49,332)	(88,442)	592,441
Dana L. Stonestreet [Member] | Change In Fair Value As Of Vesting Date Of Prior Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		20,095	40,001	121,554
Dana L. Stonestreet [Member] | Equity Awards Adjustments Forfeitures During Covered Year Equal To Prior Year End Fair Value Of Awards Granted In Prior Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
C. Hunter Westbrook [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	478,725	1,243,696
PEO Actually Paid Compensation Amount	$ 524,060	$ 1,141,284
PEO Name	Westbrook	Westbrook
C. Hunter Westbrook [Member] | Adjustment for SERP [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
C. Hunter Westbrook [Member] | Total Net Adjustments For Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	45,335	(102,412)
C. Hunter Westbrook [Member] | Equity Awards Value In Summary Compensation Table (Grant Date Value) [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(288,939)
C. Hunter Westbrook [Member] | Year-end Fair Value Of Awards Granted In The Current Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		219,888
C. Hunter Westbrook [Member] | Change In Fair Value Of Outstanding And Unvested Awards Granted In Prior Fiscal Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	16,001	(47,385)
C. Hunter Westbrook [Member] | Change In Fair Value As Of Vesting Date Of Prior Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	29,334	14,024
C. Hunter Westbrook [Member] | Equity Awards Adjustments Forfeitures During Covered Year Equal To Prior Year End Fair Value Of Awards Granted In Prior Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEO | Adjustment for SERP [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(7,437)		(5,553)
Non-PEO NEO | Total Net Adjustments For Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	50,524	(32,926)	(30,892)	154,312
Non-PEO NEO | Equity Awards Value In Summary Compensation Table (Grant Date Value) [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(82,329)	(106,695)	(48,173)
Non-PEO NEO | Year-end Fair Value Of Awards Granted In The Current Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		62,654	83,232	58,646
Non-PEO NEO | Change In Fair Value Of Outstanding And Unvested Awards Granted In Prior Fiscal Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	27,888	(16,980)	(26,198)	138,681
Non-PEO NEO | Change In Fair Value As Of Vesting Date Of Prior Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	22,636	3,729	18,769	31,669
Non-PEO NEO | Equity Awards Adjustments Forfeitures During Covered Year Equal To Prior Year End Fair Value Of Awards Granted In Prior Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				$ (26,511)